RETAIL STORES AND KIOSKS	9 Months Ended
Sep. 30, 2015
Retail Stores And Kiosks - Schedule Of Purchase Price Allocations Based On Managements Knowledge Of Retail Businesses Acquired Details
Retail Stores and Kiosks
Note 4.   RETAIL STORES AND KIOSKS
Retail Stores
In the ordinary course of business the Company acquires the assets and business operations of established retail stores. The purchase prices are allocated to inventory, leasehold improvements, fixtures, security deposits, intangible assets, and goodwill. No liabilities are assumed from the seller and the Company has no obligation to retain existing employees. During the three months ended September 30, 2015, the Company acquired three stores resulting in an increase of approximately $592,000 of goodwill, $44,000 of inventory, and $3,400 of security deposits. Leasehold improvements and fixtures acquired were not considered material to these purchases. The Company holds back a portion of the seller’s purchase price for three to six months during the operational transition period (the “hold back period”). If the stores’ gross minimum revenues during the hold back period do not reach an amount agreed upon by the buyer and seller at closing, then the hold back amount due to the seller is reduced in the final settlement. The hold back amount due to sellers of  $185,000 was recorded in accrued liabilities at September 30, 2015. Commissions and ancillary store closing costs are expensed as incurred and reflected in selling general and administrative expenses.
The Company entered into retail leases for purchased retail locations and the resulting lease obligation are included in the Company’s commitments. (See Note 10) The purchase price allocations were based, on management’s knowledge of the retail businesses acquired.

Purchase Consideration
Value of aggregate net consideration paid:	$639,393
Inventory	44,000
Other Assets	3,400
Goodwill	591,993
Total allocation to tangible assets and goodwill	$639,393

Retail Kiosks
The Company opened eight mall retail kiosk for its vaping products in October and November 2014. The Company’s management decided to close the kiosks after evaluating the short-term performance of the locations and to focus expansion efforts on retail stores. During 2015 the Company closed seven of its mall kiosks, with one location scheduled to close in February 2016. In connection with the kiosk closings, for the nine months ended September 30, 2015, the Company incurred $478,729 of loss on disposal of computer equipment, fixtures, and furniture and $241,243 of exit costs for non-cancellable leases and license obligation of which $85,000 was included in accrued expenses at September 30, 2015. The Company incurred $189,091 of loss on disposal of computer equipment and furniture and $241,243 of exit costs for non-cancellable leases and license obligations for the three months ended September 30, 2015.